Segment reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment reporting
Schedule of the Group's operating segment results

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues:
JD Mall	114,789,808	180,951,872	258,131,979
New Businesses	632,724	2,014,242	4,572,335
Inter-segment*	(420,215)	(1,690,689)	(2,582,669)

Total consolidated net revenues	115,002,317	181,275,425	260,121,645

Operating income/(loss):
JD Mall	194,597	479,071	2,289,359
New Businesses**	(691,478)	(2,339,289)	(1,784,903)
Inter-segment*	53,471	275,832	452,034

Total segment operating income/(loss)	(443,410)	(1,584,386)	956,490
Unallocated expenses (***)	(5,359,027)	(4,886,600)	(3,101,387)

Total consolidated operating loss	(5,802,437)	(6,470,986)	(2,144,897)
Total other income/(expense)	825,403	(2,660,782)	(1,089,327)

Loss before tax	(4,977,034)	(9,131,768)	(3,234,224)

(*) The inter-segment eliminations mainly consist of revenues related to payment processing and financing services provided by JD Finance to JD Mall, and promotion and advertising services provided by JD Mall to New Businesses.

(**) The operating loss of New Businesses included the interest revenue of RMB94, 618, RMB384, 139 and RMB1, 397, 799 for the years ended December 31, 2014, 2015 and 2016, respectively, and interest expense of nil, nil and RMB845, 074 for the years ended December 31, 2014, 2015 and 2016, respectively.

(***) Unallocated items include revenue from business cooperation arrangements with equity investees, share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, and impairment of goodwill and intangible assets, which are not allocated to segments.